Finance Income and Finance Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023	Dec. 05, 2022
Finance Income and Finance Expense [Line items]
Agreed to subscribe common shares					$ 10,000,000
Transaction costs	$ 240,399		$ 1,191
Gain from derivative financial instruments		$ 472,389
Revaluation loss from derivative financial instrument		201,734
Gain on modification of financial instruments		40,933
Loss on modification of financial instruments		8,144
Interest expense	$ 0	1,121,243	934,037
Top of range [member]
Finance Income and Finance Expense [Line items]
Gain on modification of financial instruments		40,933
Bottom of range [member]
Finance Income and Finance Expense [Line items]
Loss on modification of financial instruments		$ 8,144
Lincoln Park Capital Fund, LLC [Member]
Finance Income and Finance Expense [Line items]
Commitment purchase agreement (in Shares)		17,500			2,500
2023 FiveT Loan [Member]
Finance Income and Finance Expense [Line items]
Gain from derivative financial instruments		$ 16,766
Revaluation of the financial derivatives			471,098
Warrants [member]
Finance Income and Finance Expense [Line items]
Commitment purchase agreement (in Shares)				81,274
Gain from derivative financial instruments			$ 1,291